Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Phillips 66 Partners LP
Entity Central Index Key	0001572910
Trading Symbol	PSXP
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false